Private Placements of Restricted Common Stock (Details Textual) (USD $)	1 Months Ended	0 Months Ended	1 Months Ended			4 Months Ended		6 Months Ended	12 Months Ended		81 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended		1 Months Ended			2 Months Ended	1 Months Ended
	Sep. 24, 2012	Feb. 10, 2012	Sep. 30, 2012	Jun. 27, 2012	Jun. 30, 2012	Sep. 30, 2012	Jul. 12, 2011	Jul. 12, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Feb. 10, 2012 Private Placement [Member]	Dec. 02, 2011 Private Placement [Member]	Dec. 31, 2007 Private Placement [Member]	Jul. 12, 2011 Private Placement [Member]	Jul. 31, 2012 Private Placement [Member] Restricted Common Stock [Member]	Jun. 30, 2012 Private Placement [Member] Restricted Common Stock [Member]	Apr. 30, 2012 Private Placement [Member] Restricted Common Stock [Member]	Mar. 31, 2012 Private Placement [Member] Restricted Common Stock [Member]	Apr. 30, 2007 Founder [Member]
Private Placements of Restricted Common Stock (Textual)
Number of common stock sold to founders																420,000						560,000
Cash proceeds																$ 75,000						$ 5,000
Number of purchased shares of common stock to certain investors																	162,700
Stock issued during period to accredited investor, Shares												560,000			4,000			411,600	48,000	20,000	205,000
Aggregate gross proceeds from offering										6,869,990	9,350,490				40,000			5,144,990	600,000	100,000	1,025,000
Shares issued in exchange for warrants, (Shares)	1,954			30,121	30,121	32,074							32,073
Shares issued of exercise of warrants, (Shares)	2,334												2,333
Shares issued of exercise for warrants										$ 11,667			$ 2
Subscription agreement period															10 months
Expected Term								3 years
Aggregate warrants exchanged	9,767			150,600		160,367		162,700
Exercise price of warrants	$ 5.00	$ 5.00	$ 5.00			$ 0.10	$ 0.10	$ 5.00	$ 30.00					$ 5.00	$ 10.00
Additional shares issued to the investor as a result of the price protection provision															4,000